Other Comprehensive Income and Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2014
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure [Text Block]

6.                                      OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in the Company’s accumulated other comprehensive income (AOCI) for the six months ended June 30, 2014.

(in millions)	Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income	Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income	Net Benefit Plan Assets and Obligations Recognized in Shareholders’ Equity	Net Unrealized Foreign Currency Translation	Total Accumulated Other Comprehensive Income

Balance, December 31, 2013	$1,125	$197	$(431)	$(81)	$810

Other comprehensive income (OCI) before reclassifications	708	—	—	43	751
Amounts reclassified from AOCI	(19)	2	18	—	1
Net OCI, current period	689	2	18	43	752
Balance, June 30, 2014	$1,814	$199	$(413)	$(38)	$1,562

The following tables present the pretax components of the Company’s other comprehensive income (loss) and the related income tax expense (benefit) for the three months and six months ended June 30, 2014 and 2013.

(for the three months ended June 30, in millions)	2014	2013

Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	$518	$(1,790)
Income tax expense (benefit)	180	(621)
Net of taxes	338	(1,169)

Having credit losses recognized in the consolidated statement of income	1	(5)
Income tax expense (benefit)	—	(2)
Net of taxes	1	(3)

Net changes in benefit plan assets and obligations	15	26
Income tax expense	5	9
Net of taxes	10	17

Net changes in unrealized foreign currency translation	97	(73)
Income tax expense (benefit)	11	(22)
Net of taxes	86	(51)

Total other comprehensive income (loss)	631	(1,842)
Total income tax expense (benefit)	196	(636)
Total other comprehensive income (loss), net of taxes	$435	$(1,206)

(for the six months ended June 30, in millions)	2014	2013

Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	$1,055	$(2,166)
Income tax expense (benefit)	366	(752)
Net of taxes	689	(1,414)

Having credit losses recognized in the consolidated statement of income	3	4
Income tax expense	1	1
Net of taxes	2	3

Net changes in benefit plan assets and obligations	30	54
Income tax expense	12	19
Net of taxes	18	35

Net changes in unrealized foreign currency translation	54	(169)
Income tax expense (benefit)	11	(29)
Net of taxes	43	(140)

Total other comprehensive income (loss)	1,142	(2,277)
Total income tax expense (benefit)	390	(761)
Total other comprehensive income (loss), net of taxes	$752	$(1,516)

The following tables present the pretax and related income tax expense (benefit) components of the amounts reclassified from the Company’s AOCI to the Company’s consolidated statement of income for the three months and six months ended June 30, 2014 and 2013.

(for the three months ended June 30, in millions)	2014	2013

Reclassification adjustments related to unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income (1)	$(24)	$(34)
Income tax expense (2)	(8)	(12)
Net of taxes	(16)	(22)

Having credit losses recognized in the consolidated statement of income (1)	1	1
Income tax benefit (2)	1	1
Net of taxes	—	—

Reclassification adjustment related to benefit plan assets and obligations (3)	15	25
Income tax benefit (2)	5	8
Net of taxes	10	17

Reclassification adjustment related to foreign currency translation (1)	—	—
Income tax benefit (2)	—	—
Net of taxes	—	—

Total reclassifications	(8)	(8)
Total income tax (expense) benefit	(2)	(3)
Total reclassifications, net of taxes	$(6)	$(5)

(1)     (Increases) decreases net realized investment gains on the consolidated statement of income.

(2)     (Increases) decreases income tax expense on the consolidated statement of income.

(3)     Increases (decreases) general and administrative expenses on the consolidated statement of income.

(for the six months ended June 30, in millions)	2014	2013
Reclassification adjustments related to unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income (1)	$(29)	$(51)
Income tax expense (2)	(10)	(18)
Net of taxes	(19)	(33)

Having credit losses recognized in the consolidated statement of income (1)	4	2
Income tax benefit (2)	2	1
Net of taxes	2	1

Reclassification adjustment related to benefit plan assets and obligations (3)	30	52
Income tax benefit (2)	12	18
Net of taxes	18	34

Reclassification adjustment related to foreign currency translation (1)	—	(3)
Income tax benefit (2)	—	—
Net of taxes	—	(3)

Total reclassifications	5	—
Total income tax benefit	4	1
Total reclassifications, net of taxes	$1	$(1)

(1)     (Increases) decreases net realized investment gains on the consolidated statement of income.

(2)     (Increases) decreases income tax expense on the consolidated statement of income.

(3)     Increases (decreases) general and administrative expenses on the consolidated statement of income.